Investment Risks	May 17, 2024
Calvert International Responsible Index ETF | Real Estate Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.
Calvert International Responsible Index ETF | REITs [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs. Investing in real estate investment trusts ("REITs") exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.
Calvert US Large-Cap Core Responsible Index ETF | Real Estate Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.
Calvert US Large-Cap Core Responsible Index ETF | REITs [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs. Investing in real estate investment trusts ("REITs") exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | Real Estate Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF | REITs [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs. Investing in real estate investment trusts ("REITs") exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.
Calvert US Mid-Cap Core Responsible Index ETF | Real Estate Investing [Member]
Prospectus [Line Items]
Risk [Text Block]	• Real Estate Investing. Companies in the real estate industry will experience risks similar to the risks of investing in real estate directly and the real estate market generally, such as the possible decline in the value of (or income generated by) the real estate, increases in property taxes, changes in government regulations affecting zoning, land use, and rents, environmental or similar liabilities, variations in rental income, fluctuations in occupancy levels and demand for properties or real estate-related services, vacancy of properties, changes in the availability or terms of mortgages and other financing that may render the sale or refinancing of properties difficult or unattractive and risks related to the management skill and creditworthiness of the issuer. Real estate values or income generated by real estate may be affected by many additional factors and real estate is a cyclical business, highly sensitive to general and local economic developments and characterized by intense competition and periodic overbuilding. Real estate income and values and the real estate market may also be greatly affected by demographic trends, such as population shifts or changing tastes, preferences and values, and government actions. Real estate companies may also be affected by changing interest rates and credit quality requirements. Changes in underlying real estate values may have an exaggerated effect to the extent that investments are concentrated in particular geographic regions or property types.
Calvert US Mid-Cap Core Responsible Index ETF | REITs [Member]
Prospectus [Line Items]
Risk [Text Block]	• REITs. Investing in real estate investment trusts ("REITs") exposes investors to the risks of owning real estate directly and investing in companies in the real estate industry, as well as to risks that relate specifically to the way in which REITs are organized and operated. For example, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management or development of the underlying properties, which may also be subject to mortgage loans and the underlying mortgage loans may be subject to the risks of default. Operating REITs requires specialized management skills and the Fund indirectly bears management expenses along with the direct expenses of the Fund. REITs are also subject to certain provisions under federal tax law and the failure of a company to qualify as a REIT could have adverse consequences for the Fund.